       As Filed With the Securities and Exchange Commission on February 9, 1998
                                                              File No. 002-89729

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                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                 --------------------

                                      FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                            PRE-EFFECTIVE AMENDMENT NO. 1               /X/

                           POST-EFFECTIVE AMENDMENT NO. ___             / /

                                      MAS FUNDS
                                      ---------
                  (Exact Name of Registrant as Specified in Charter)

                                   One Tower Bridge
                             West Conshohocken, PA 19428
                     -------------------------------------------
                  (Address of Principal Executive Offices)(Zip Code)

          Registrant's Telephone Number, including Area Code: (800) 354-8185
                                                           --------------

                                       --------
                       (Name and Address of Agent for Service)


                                      Copies to:

                                 John H. Grady, Esq.
                             Morgan, Lewis & Bockius LLP
                                 1800 M Street, N.W.
                                Washington, D.C. 20036

                                         and

                                Richard J. Shoch, Esq.
                           Miller Anderson & Sherrerd, LLP
                                   One Tower Bridge
                             West Conshohocken, PA 19428

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     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said
     Section 8(a) may determine.

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

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     The Registrant's Registration Statement on Form N-14 (File No. 002-89729)
     (Accession # 0001047469-98-000649) as filed with the Securities and Exchange Commission on January 9, 1998, is hereby incorporated by reference as if set forth in full herein.

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                                      SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in the District of Columbia on the 9th day of February, 1998.

                                             MAS FUNDS
                                             Registrant


                                   By:   *
                                      ----------------------------------
                                      James D. Schmid, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.

    *                              Trustee                    February 9, 1998
-------------------------
Thomas L. Bennett

    *                              Trustee                    February 9, 1998
-------------------------
Thomas P. Gerrity

    *                              Trustee                    February 9, 1998
-------------------------
Joseph P. Healey

    *                              Trustee                    February 9, 1998
-------------------------
Joseph J. Kearns

    *                              Trustee                    February 9, 1998
-------------------------
Vincent R. McLean

    *                              Trustee                    February 9, 1998
-------------------------
C. Oscar Morong, Jr.

    *                              President                  February 9, 1998
-------------------------
James D. Schmid

/s/ Michael Leary                  Principal Financial        February 9, 1998
-------------------------          Officer
Michael Leary


*By: /s/ John H. Grady, Jr.
    ----------------------
    John H. Grady, Jr.
    Attorney-in-Fact